One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
Mark Perlow mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

February 16, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	FPA Funds Trust (the “Registrant”)

(File Nos. 033-79858 and 811-8544)

Ladies and Gentlemen:

On behalf of the Registrant and its series, FPA Flexible Fixed Income Fund (the “Fund”), enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 99 (“PEA 99”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 100 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 99 is being filed for the purpose of registering Advisor Class shares of the Fund.

We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that PEA 99 receive selective review from the Commission and its staff limited to the changes relating to the registration of Advisor Class shares of the Fund because the additional disclosures set forth in PEA 99 are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment Nos. 94 and 95 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

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